Annuity Investors Life Insurance Company
525 Vine Street
Cincinnati OH 45202
April 26, 2010
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Annuity Investors Variable Account C (File No. 811-21095) Access100 Variable Annuity Contract (File No. 333-148676) Post-Effective Amendment No. 3
Ladies and Gentlemen:
     Enclosed for filing is Post-Effective Amendment No. 3 (the “Amendment”) to the Registration Statement (the “Registration Statement”) of the Access100 variable annuity contract (the “Contract”) of Annuity Investors Variable Account C (the “Registrant”) of Annuity Investors Life Insurance Company (the “Company”).
•	The Amendment reflects revisions made in response to staff comments on Post-Effective No. 2 to the Registration Statement, as discussed in correspondence with the staff filed on April 13, 2010.

•	The Amendment also includes updated financial statements and other updating and non-material changes to the disclosure in the prospectus and Statement of Additional Information.

•	The Amendment is redlined to show revised and deleted information.
     If you have any questions about this filing, please contact Karen M. McLaughlin at 513.412.1465 or kmclaughlin@gafri.com.
Very truly yours,
/s/ Karen M. McLaughlin
Karen M. McLaughlin
Senior Corporate Counsel
Great American Financial Resources, Inc.